ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 6,401	[1]	$ 4,945
Non-current, net
Accounts receivable	126		60
Retainer on customer contract	70		61
Billing rights	681		572
Total non-current, net	877	[1]	693
Total	$ 7,278		$ 5,638

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.